Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of sales by geographic region
	Year ended December 31
	2023	2024	2025
	US$ thousands

USA	103,985	43,698	45,656
North America - other	1,442	280	331
Israel	7,560	3,365	3,831
Europe	8,048	6,221	6,992
Asia-Pacific	3,096	4,550	5,116

	124,131	58,114	61,926

Schedule of sales to single customers exceeding 10% of sales
	Year ended December 31
	2023	2024	2025
	US$ thousands

Customer "A"	5,889	7,302	8,454
Customer "B"	11,018	7,611	3,591
Customer "C"	26,808	2,904	2,560

Schedule of major customers as percentage of net accounts receivable balance
	Year ended December 31
	2024	2025
	US$ thousands

North America	420	257
Europe	71	86
Israel	9,506	8,944

	9,997	9,287

Schedule of significant expense (income)
	Year ended December 31
	2023	2024	2025
	US$ thousands

Sales	124,131	58,114	61,926
Raw material and subcontracted manufacturing costs	(81,947)	(35,364)	(36,112)
Write-down of obsolete inventory	(6,433)	(3,682)	(2,817)
Payroll & related expenses	(21,465)	(19,481)	(22,189)
Share-based compensation expenses	(3,353)	(3,166)	(2,788)
Subcontractor work	(2,681)	(3,747)	(3,228)
Depreciation costs	(2,212)	(1,891)	(1,249)
Rent	(2,150)	(2,121)	(2,036)
Impairment of goodwill	(25,561)	-	-
Other segment items *	(6,718)	(1,622)	(3,430)
Amortization expense	(285)	(318)	(338)
Operating loss	(28,674)	(13,278)	(12,261)
Financial income, net	1,372	1,961	1,653
Income taxes	889	(2,391)	(871)
Segment net loss	(26,413)	(13,708)	(11,479)

*	Other segment items included in Segment net loss includes professional services, consulting and other outside services expenses, travel expenses, insurance, facilities, and other overhead items.